19. SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting Tables
Segment reporting

Year ended December 31, 2016

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
Segment Revenues	$106,376	$16,596	$9,056	$—	$132,028
Property and management cost	$—	$14,466	$2,049	$—	$16,515
Provision for credit losses	$17,490	$—	$—	$—	$17,490
Interest expense-related parties	$5,700	$244	$287	$—	$6,231
Interest expense	$33,452	$6,082	$72	$—	$39,606
Product development expense	$9,443	$—	$—	$—	$9,443
Segment Income (loss) before taxes	$40,291	$(4,196)	$6,648	$—	$42,743
General and administrative	$—	$—	$—	$25,945	$25,945
Selling and marketing	$—	$—	$—	$13,508	$13,508
Income (loss) from continuing operations before income taxes	$40,291	$(4,196)	$6,648	$(39,453)	$3,290

Year ended December 31, 2015

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
Segment Revenues	$46,585	$16,462	$9,726	$—	$72,773
Property and management cost	$—	$15,573	$2,063	$—	$17,636
Provision for credit losses	$10,021	$—	$—	$—	$10,021
Interest expense-related parties	$6,038	$71	$—	$—	$$6,109
Interest expense	$16,694	$8,112	$—	$—	$24,806
Product development expense	$6,157	$—	$—	$—	$6,157
Segment Income (loss) before taxes	$7,675	$(7,294)	$7,663	$—	$8,044
General and administrative	$—	$—	$—	$16,979	$16,979
Selling and marketing	$—	$—	$—	$3,360	$3,360
Income(loss) from continuing operations before income taxes	$7,675	$(7,294)	$7,663	$(20,339)	$(12,295)

Year ended December 31, 2014

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
Segment Revenues	$438	$14,648	$4,937	$—	$20,023
Property and management cost	$—	$14,828	$2,532	$—	$17,360
Provision for credit losses	$209	$—	$—	$—	$209
Interest expense-related parties	$1,281	$582	$128	$—	$1,991
Interest expense	$7,292	$7,238	$—	$—	$14,530
Product development expense	$3,321	$—	$—	$—	$3,321
Segment Income (loss) before taxes	$(11,665)	$(8,000)	$2,277	$—	$(17,388)
General and administrative	$—	$—	$—	$13,353	$13,353
Selling and marketing	$—	$—	$—	$1,558	$1,558
Litigation expense	$—	$—	$—	$4,350	$4,350
Income (loss) from continuing operations before income taxes	$(11,665)	$(8,000)	$2,277	$(19,261)	$(36,649)